Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment, net

	As of	As of
	December 31, 2018	December 31, 2017
Property and Buildings	$26,766,432	$18,251,057
Leasehold improvement	2,376,165	1,862,388
Machinery and equipment (1)	34,006,697	31,985,871
Automobiles	1,006,032	1,021,208
Office and electric equipment	948,090	813,073
Subtotal	65,103,416	53,933,597
Construction in progress	2,393,006	2,570,443
Less: accumulated depreciation	(15,659,789)	(12,823,668)
Property and equipment, net	$51,836,633	$43,680,372

(1)	A total amount of $11,787,174 machinery was related to the sale leaseback transaction (see Note 10).